Exploration and Evaluation Assets - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($) agreement	Dec. 31, 2018 CAD ($) agreement	Dec. 31, 2017 CAD ($)	Jun. 27, 2019 CAD ($)
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Disposals of exploration and evaluation assets			$ 100
Proceeds from disposal of exploration and evaluation assets	$ 0		$ 16	$ 35
Farm-out agreements, working interest retained		20.00%	20.00%
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Disposals of exploration and evaluation assets			$ 7
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets				27
Asset retirement obligations	$ 20		13	63
Disposals of exploration and evaluation assets			4	1
Proceeds from disposal of exploration and evaluation assets				36
Gain on sale of exploration and evaluation assets			$ 16	$ 35
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Number of farm-out agreements | agreement		2	2
Disposals of exploration and evaluation assets			$ 89
Devon
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration					$ 3,412
Exploration and evaluation assets					91
Property, plant and equipment					3,325
Asset retirement obligations					$ 178
Laricina Energy Ltd | North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration			46
Exploration and evaluation assets			118
Property, plant and equipment			44
Cash			24
Deferred tax assets recognised as of acquisition date			168
Net working capital liabilities recognised as of acquisition date			18
Asset retirement obligations			17
Notes payable recognised as of acquisition date			48
Gain recognised on acquisition, pre-tax			$ 225
Farm-Out Agreements, Offshore Africa | Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Farm-out agreements, working interest disposed		30.00%	30.00%
Disposals of exploration and evaluation assets			$ 89
Disposals of exploration and evaluation assets, costs incurred in past fiscal year recovered			14
Proceeds from disposal of exploration and evaluation assets		$ 79	105
Gain recognised on farm-out, pre-tax			16
Gain recognised on farm-out, after-tax			12
Joslyn Oil Sands Project | Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Asset acquisition, exploration and evaluation assets			222
Asset acquisition, asset retirement obligations			4
Asset acquisition, total purchase consideration			218
Asset acquisition, cash transferred			$ 100